Notes to the Consolidated Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 23, 2022	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 shares	Jun. 30, 2023 shares
Notes to the Consolidated Statements of Cash Flows [Line Items]
Number of RSU	1,634,426				1,634,426	1,634,426
Number of grantees					80
Balance (in Shares)		315,224,993		290,196,560			315,224,993
Settlement of bonus			$ 6,761	¥ 55,468
Number of newly issued shares (in Shares)				1,528,514
Treasury shares (in Shares)				1,237,884				2,081,399	1,237,884
Non cash addition for right of use assets and lease liabilities		¥ 17,108		¥ 16,194	¥ 17,782		$ 2,344
Non cash addition for intangible assets		1,403	$ 192	805
Non cash addition for property plant and equipment		¥ 9,424		¥ 26,823	¥ 11,545	$ 1,291
Two Thousand Twenty One RSU Scheme [Member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Number of RSU					777,006	777,006
Number of grantees					59
Two Thousand Twenty Two RSU Scheme [Member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Number of RSU				1,379,094
Number of grantees				172
Employee [Member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Balance (in Shares)		2,479,348		2,766,398			2,479,348
Settlement of bonus | ¥		¥ 49,350